Deposits - Schedule of Deposits by Type (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments Schedule [Abstract]
Negotiable order of withdrawal (NOW)	$ 4,859,430	$ 4,490,914
Money market deposits accounts (MMDA)	3,779,581	3,738,480
Savings deposits	387,397	364,703
Certificates of deposit and other time deposits	1,710,592	2,154,180
Total deposits	$ 10,737,000	$ 10,748,277